Applicable laws and regulations (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Non-accruing loans:
Fair value of assets representing continuing involvement in derecognised financial assets	$ 64,701	$ 58,759
Interest that would be reversed if the loans had been classified as non-accruing loans	1,056	3,257
Income from collected interest on non-accruing loans	2,879	551
Private corporations [Member]
Non-accruing loans:
Fair value of assets representing continuing involvement in derecognised financial assets	$ 64,701	$ 58,759